Equity	12 Months Ended
Mar. 31, 2016
Equity

15.    Equity:

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2013	1,323,197,235	137,822,603
Acquisition of treasury stock under resolution of the board of directors	—	75,294,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	37,134
Resale of treasury stock to holders of less-than-one-unit shares	—	(2,930)
Cancellation of treasury stock under resolution of the board of directors	(186,500,000)	(186,500,000)

Balance at March 31, 2014	1,136,697,235	26,650,807
Acquisition of treasury stock under resolution of the board of directors	—	51,413,227
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	35,570
Resale of treasury stock to holders of less-than-one-unit shares	—	(1,998)

Balance at March 31, 2015	1,136,697,235	78,097,606
Effect of stock split	1,136,697,235	78,104,609
Acquisition of treasury stock under resolution of the board of directors	—	21,000,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	58,082
Resale of treasury stock to holders of less-than-one-unit shares	—	(5,028)
Cancellation of treasury stock under resolution of the board of directors	(177,000,000)	(177,000,000)

Balance at March 31, 2016	2,096,394,470	255,269

According to the NTT Act, NTT must obtain authorization from the Minister of Internal Affairs and Communications for certain financial matters including (1) certain new share issuance, including shares issuable upon the exercise of stock acquisition rights; (2) any resolution for (i) a change in the Articles of Incorporation, (ii) an appropriation of profits or (iii) any merger or dissolution; and (3) any disposition of major telecommunications trunk lines and equipment or providing mortgages on such properties.

On November 24, 1995, based upon the resolution of the board of directors’ meeting held on April 28, 1995, NTT capitalized the aggregate amount of ¥15,600 million of its additional paid-in capital to the common stock account and made a free share distribution of 312,000 shares to shareholders of record at September 30, 1995, representing 2% of outstanding shares. Under generally accepted accounting principles in Japan, no accounting entry is required for such a free share distribution. Had the distribution been accounted for entities in the United States, ¥234,624 million would have been transferred from retained earnings to the applicable capital account.

Effective May 1, 2006, the Japanese Companies Act provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the Articles of Incorporation provide for such interim cash dividends, and (iii) an amount equal to at least 10% of the decrease in retained earnings resulting from a dividend payment be appropriated from retained earnings to a legal reserve until such reserve is equal to 25% of capital stock. The legal reserve is available for distribution upon approval at a shareholders’ meeting.

The Japanese Companies Act provides that corporations are able to repurchase their own shares in market transactions by resolution of the board of directors so long as their articles of incorporation so prescribe.

On May 10, 2013, the board of directors of NTT resolved that NTT may acquire up to 50 million shares of its outstanding common stock for an amount in total not exceeding ¥250 billion from May 13, 2013 through March 31, 2014. Based on this resolution, NTT repurchased 48,737,200 shares of its common stock for a total purchase price of ¥250,000 million between May 2013 and October 2013, and concluded the repurchase of its common stock authorized by board of directors’ resolution.

On November 8, 2013, the board of directors of NTT resolved that NTT will cancel 186,500,000 shares held as treasury stock on November 15, 2013, and as a result of such cancellation conducted on November 15, 2013, retained earnings have decreased by ¥818,206 million.

On February 6, 2014, the board of directors of NTT resolved that NTT may acquire up to 38 million shares of its outstanding common stock at an amount in total not exceeding ¥200 billion from February 7, 2014 through March 31, 2014. Based on this resolution, NTT repurchased 26,556,800 shares of its common stock at ¥156,499 million on March 7, 2014 using the Tokyo Stock Exchange Trading Network Off-Auction Own Share Repurchase Trading System (“ToSTNeT-3”).

On May 13, 2014, the board of directors of NTT resolved that NTT would repurchase shares held by untraceable shareholders, as previously announced on September 18, 2013, as treasury stock. Based on this resolution, NTT purchased 413,227 shares of its common stock for ¥2,429 million on May 14, 2014.

On November 7, 2014, the board of directors of NTT resolved that NTT may acquire up to 51 million shares of its outstanding common stock at an amount in total not exceeding ¥350 billion from November 10, 2014 through June 30, 2015. Based on this resolution, NTT repurchased 51 million shares of its common stock for a total purchase price of ¥338,117 million between November 2014 and March 2015, and concluded the repurchase of its common stock authorized by board of directors’ resolution.

On May 15, 2015, the board of directors of NTT authorized a two-for-one stock split of its common stock, with a record date of June 30, 2015 and an effective date of July 1, 2015. On July 1, 2015, each share of common stock held by shareholders as of the record date was split into two shares. Per share information for the fiscal year ended March 31, 2014, 2015 and 2016 as well as for the previous fiscal year reflects the impact of the stock split.

On August 5, 2015, the board of directors of NTT resolved that NTT may acquire up to 21 million shares of its outstanding common stock for an amount in total not exceeding ¥100 billion from August 6, 2015 through October 30, 2015. Based on this resolution, NTT repurchased 21 million shares of its common stock for a total purchase price of ¥93,589 million between August 2015 and October 2015, and concluded the repurchase of its common stock authorized by board of directors’ resolution.

On November 6, 2015, the board of directors resolved that NTT may cancel 177 million shares currently held as treasury stock on November 13, 2015, and as a result of such cancellation conducted on November 13, 2015, additional paid-in capital decreased by ¥8 million, and retained earnings decreased by ¥590,679 million.

The amount of statutory retained earnings of NTT available for the payments of dividends to shareholders as of March 31, 2016 was ¥971,815 million. In accordance with customary practice in Japan, appropriations of retained earnings are not accrued in the financial statements for the period to which they relate but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings in the accompanying consolidated financial statements at March 31, 2016 include amounts representing final cash dividends of ¥125,768 million, or ¥60 per share, which were approved at the shareholders’ meeting held on June 24, 2016.

On May 13, 2016, the board of directors resolved that NTT may acquire up to 68 million shares of its outstanding common stock for an amount in total not exceeding ¥350 billion from May 16, 2016 through March 31, 2017. Based on this resolution, NTT repurchased 59,038,100 shares of its common stock at ¥267,384 million on June 14, 2016 using the ToSTNeT-3, and concluded the repurchase of its common stock authorized by board of directors’ resolution.

Accumulated other comprehensive income (loss)—

An analysis of the changes for the fiscal years ended March 31, 2015 and 2016 in accumulated other comprehensive income (loss) is shown below:

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2014	¥84,711	¥(5,982)	¥120,839	¥(104,602)	¥94,966

Other comprehensive income before reclassification	76,141	4,491	133,316	16,151	230,099
Amounts reclassified from accumulated other comprehensive income	167	(1,588)	(3,453)	219	(4,655)

Other comprehensive income	76,308	2,903	129,863	16,370	225,444

Less—Comprehensive income attributable to noncontrolling interests	26,907	1,730	26,270	(2,729)	52,178

Balance at March 31, 2015	¥134,112	¥(4,809)	¥224,432	¥(85,503)	¥268,232

Balance at March 31, 2015	¥134,112	¥(4,809)	¥224,432	¥(85,503)	¥268,232

Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	1	(354)	(9,349)	—	(9,702)
Balance at March 31, 2015 (as adjusted)	134,113	(5,163)	215,083	(85,503)	258,530

Other comprehensive income before reclassification	(20,442)	(2,216)	(115,326)	(209,709)	(347,693)
Amounts reclassified from accumulated other comprehensive income	(12,518)	(1,863)	(273)	1,065	(13,589)

Other comprehensive income	(32,960)	(4,079)	(115,599)	(208,644)	(361,282)

Less—Comprehensive income attributable to noncontrolling interests	(8,058)	1,030	(19,569)	(19,100)	(45,697)

Balance at March 31, 2016	¥109,211	¥(10,272)	¥119,053	¥(275,047)	¥(57,055)

The following table provides the change in accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥26,518	¥(10,226)	¥16,292
Less—Reclassification adjustment for realized (gain) loss included in net income	(426)	191	(235)

Net change in unrealized gain (loss) on securities	26,092	(10,035)	16,057

Unrealized gain (loss) on derivative instruments arising during the period	¥(3,988)	¥393	¥(3,595)
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,018)	718	(1,300)

Net change in unrealized gain (loss) on derivative instruments	(6,006)	1,111	(4,895)

Foreign currency translation adjustments arising during the period	¥156,586	¥(6,125)	¥150,461
Less—Reclassification adjustment for realized (gain) loss included in net income	9,489	(3,479)	6,010

Net change in foreign currency translation adjustments	166,075	(9,604)	156,471

Pension liability adjustments arising during period	¥165,474	¥(53,301)	¥112,173
Prior service cost arising during period	76,050	(26,409)	49,641
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	23,015	(7,450)	15,565
Amortization of transition obligation	169	(61)	108
Amortization of prior service cost	(9,527)	3,290	(6,237)
Reclassification of prior service cost due to curtailment	(12,894)	4,531	(8,363)
Other	556	(202)	354

Net change in pension liability adjustments	242,843	(79,602)	163,241

	2015
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥115,793	¥(39,652)	¥76,141
Less—Reclassification adjustment for realized (gain) loss included in net income	260	(93)	167

Net change in unrealized gain (loss) on securities	116,053	(39,745)	76,308

Unrealized gain (loss) on derivative instruments arising during the period	¥5,103	¥(612)	¥4,491
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,460)	872	(1,588)

Net change in unrealized gain (loss) on derivative instruments	2,643	260	2,903

Foreign currency translation adjustments arising during the period	¥140,542	¥(7,226)	¥133,316
Less—Reclassification adjustment for realized gain included in net income	(3,453)	—	(3,453)

Net change in foreign currency translation adjustments	137,089	(7,226)	129,863

Pension liability adjustments arising during period	¥11,460	¥(1,452)	¥10,008
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	9,446	(2,994)	6,452
Amortization of transition obligation	156	(54)	102
Amortization of prior service cost	(8,971)	2,636	(6,335)
Other	7,668	(1,525)	6,143

Net change in pension liability adjustments	19,759	(3,389)	16,370

	2016
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥(29,898)	¥9,456	¥(20,442)
Less—Reclassification adjustment for realized (gain) loss included in net income	(18,246)	5,728	(12,518)

Net change in unrealized gain (loss) on securities	(48,144)	15,184	(32,960)

Unrealized gain (loss) on derivative instruments arising during the period	¥(3,190)	¥974	¥(2,216)
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,767)	904	(1,863)

Net change in unrealized gain (loss) on derivative instruments	(5,957)	1,878	(4,079)

Foreign currency translation adjustments arising during the period	¥(121,478)	¥6,152	¥(115,326)
Less—Reclassification adjustment for realized gain included in net income	(273)	—	(273)

Net change in foreign currency translation adjustments	(121,751)	6,152	(115,599)

Pension liability adjustments arising during period	¥(313,433)	¥99,143	¥(214,290)
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	10,392	(3,347)	7,045
Amortization of transition obligation	50	(16)	34
Amortization of prior service cost	(8,859)	2,845	(6,014)
Other	(1,780)	6,361	4,581

Net change in pension liability adjustments	(313,630)	104,986	(208,644)

Reclassifications out of accumulated other comprehensive income (loss) for the fiscal year ended March 31, 2014, 2015 and 2016 was as follows:

	Amounts reclassified from accumulated other comprehensive income (loss)			Affected line items in consolidated statements of income
	2014	2015	2016
	Millions of yen
Unrealized gain (loss) on securities	¥426	¥(62)	¥17,997	Other, net
	(191)	93	(5,728)	Income tax expense (benefit)
	—	(198)	249	Equity in earnings (losses) of affiliated companies

	¥235	¥(167)	¥12,518	Net income

Unrealized gain (loss) on derivative instruments	¥2,110	¥2,494	¥2,814	Other, net
	(718)	(872)	(904)	Income tax expense (benefit)
	(92)	(34)	(47)	Equity in earnings (losses) of affiliated companies

	¥1,300	¥1,588	¥1,863	Net income

Foreign currency translation adjustments	¥(7)	¥3,453	¥273	Other, net
	3,479	—	—	Income tax expense (benefit)
	(9,482)	—	—	Equity in earnings (losses) of affiliated companies

	¥(6,010)	¥3,453	¥273	Net income

Pension liability adjustments	¥(763)	¥(631)	¥(1,583)	*
	(310)	412	518	Income tax expense (benefit)

	¥(1,073)	¥(219)	(1,065)	Net income

Total	¥(5,548)	¥4,655	¥13,589	Net income

*	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.

Equity transactions with noncontrolling interests—

The changes for the fiscal year ended March 31, 2014, 2015 and 2016 in Net income attributable to NTT and Increase in Additional paid in capital as a result of Equity transactions with noncontrolling interests are as follow:

	2014	2015	2016
	Millions of yen
Net income attributable to NTT	¥585,473	¥518,066	¥737,738
Transfers (to) from the noncontrolling interests:
Increase in additional paid-in capital attributable to tax effect by NTT DOCOMO’s share repurchase of its common stock (Note 12)	—	34,823	—
Decrease in additional paid-in capital attributable to change in NTT’s ownership interest by NTT DOCOMO’s share repurchase of its common stock	—	(14,802)	42,150
Other	(1,069)	(2,600)	(13,484)

Total	(1,069)	17,421	28,666

Change from net income attributable to NTT’s shareholders and transfers from the noncontrolling interests	¥584,404	¥535,487	¥766,404

On August 6, 2014, the board of directors of NTT DOCOMO resolved that NTT DOCOMO may acquire up to 206,489,675 shares of its outstanding common stock for an amount in total not exceeding ¥350,000 million from August 7, 2014 through September 3, 2014. Based on this resolution, NTT DOCOMO repurchased a total of 181,530,121 of its shares for an aggregate amount of ¥307,694 million, 176,991,100 shares of which NTT Group sold back to NTT DOCOMO. Due to NTT DOCOMO’s repurchase transactions, NTT’s ownership interest in NTT DOCOMO decreased from 66.7% to 65.3%. As a result, “Additional paid-in capital” increased by ¥17,520 million in the consolidated balance sheet as of March 31, 2015.

On October 31, 2014, the board of directors of NTT DOCOMO resolved that NTT DOCOMO may acquire up to 138,469,879 shares of its outstanding common stock for an amount in total not exceeding ¥192,306 million from November 1, 2014 through March 31, 2015. Based on this resolution, from November 2014 through March 2015, NTT DOCOMO repurchased a total of 83,746,000 shares of its common stock for an aggregate amount of ¥165,342 million. As a result, NTT’s ownership interest in NTT DOCOMO increased from 65.3% to 66.7% and “Additional paid-in capital” increased by ¥2,501 million in the consolidated balance sheet as of March 31, 2015.

On February 5, 2016, the board of directors of NTT DOCOMO resolved to launch a tender offer to acquire up to 137,578,616 shares of its outstanding common stock from February 8, 2016 through March 7, 2016. Based on this resolution, NTT DOCOMO repurchased a total of 120,867,062 of its shares for an aggregate amount of ¥307,486 million, 117,924,500 shares of which NTT Group sold back to NTT DOCOMO. Due to NTT DOCOMO’s repurchase transactions, NTT’s ownership interest in NTT DOCOMO decreased from 66.7% to 65.7%. As a result, “Additional paid-in capital” increased by ¥42,150 million in the consolidated balance sheet as of March 31, 2016.

On April 28, 2016, the board of directors of NTT DOCOMO resolved that NTT DOCOMO may acquire up to 99,132,938 shares of its outstanding common stock for an amount in total not exceeding ¥192,514 million from May 2, 2016 through December 31, 2016. Based on this resolution, NTT DOCOMO repurchased 9,021,000 shares of its common stock at ¥24,433 million using the ToSTNeT-3 on May 18, 2016, and also repurchased 992,800 shares of its common stock at ¥2,773 million by way of market purchases based on the discretionary dealing contract until May 31, 2016.